Submission	Nov. 06, 2024
Submission [Line Items]
Central Index Key	0000703351
Registrant Name	BRINKER INTERNATIONAL, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES